Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Remaining performance obligations	$ 979		$ 979		$ 1,200	$ 1,200
Deferred revenue recognized			954		$ 40
Remaining performance obligations for revenue recognized			$ 427
Revenue [Member] | Customer Concentration Risk [Member] | United States [Member]
Percentage for revenue	32.00%	12.00%	23.00%	27.00%	24.00%	33.00%
Revenue [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Percentage for revenue	64.00%	82.00%	60.00%	76.00%	61.00%	53.00%